Document and Entity Information	Jul. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001773751
Document Type	8-K
Document Period End Date	Jul. 09, 2021
Entity Registrant Name	HIMS & HERS HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38986
Entity Tax Identification Number	98-1482650
Entity Address, Address Line One	2269 Chestnut Street
Entity Address, Address Line Two	#523
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94123
City Area Code	(415)
Local Phone Number	851-0195
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	HIMS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisablefor one share of Class A common stock
Trading Symbol	HIMS WS
Security Exchange Name	NYSE